Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares outstanding, beginning balance	4,771	17,176	8,504
Number of shares weighted average grant date fair value, beginning balance	$ 52.20	$ 52.20	$ 95.40
Number of shares outstanding, Awarded	450,000		17,176
Number of shares weighted average grant date fair value, Awarded	$ 1.06		$ 52.20
Number of shares outstanding, Vested	(4,771)	(8,588)	(8,504)
Number of shares weighted average grant date fair value,Vested	$ 52.20	$ 52.20	$ 95.40
Number of Shares Outstanding, Forfeited		3,817
Number of shares weighted average grant date fair value, canceled or forfeited		$ 52.20
Number of shares outstanding, canceled or forfeited		(3,817)
Number of shares outstanding, ending balance	450,000	4,771	17,176
Number of shares weighted average grant date fair value, outstanding ending balance	$ 1.06	$ 52.20	$ 52.20
Weighted average remaining contractual life (in years) outstanding, balance	1 year 3 months 10 days